Deferred tax	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Deferred tax

18. Deferred tax

	Unaudited
	June 30, 2024	December 31, 2023
	US$	US$

Deferred tax assets recognized	-	-
Deferred tax liabilities recognized	298,000	296,000

Net deferred tax liabilities	298,000	296,000

The movement in deferred tax liabilities (prior to offsetting of balances) during the financial year is as follows:

	Unaudited
	June 30, 2024	December 31, 2023
	US$	US$

Balance as at beginning of financial year	296,000	163,000

Movements in deferred tax liabilities	2,000	133,000
Balance as at end of financial year	298,000	296,000